Certain risks and concentration - Summary of Changes In Financial Asset Measured Using Level 3 Input on a Non-recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement
Other long term equity investments, Balance at the beginning of year	$ 12,114
Other long term equity investments, Balance at the end of year	5,970	$ 12,114
Level 3
Fair value measurement
Other long term equity investments, Balance at the beginning of year	12,114	8,651
Other long term equity investments Investments, made/transferred from prepayments	3,500	7,417
Other long term equity investments, Transfer to short-term investments - listed equity securities	(1,510)
Other long term equity investments, Impairment on investments	(10,805)	(4,038)
Other long term equity investments, Exchange differences	(329)	84
Other long term equity investments, Balance at the end of year	$ 2,970	$ 12,114